Net Investment Income (Tables)	12 Months Ended
Dec. 31, 2022
Net Investment Income [Abstract]
Schedule of net investment income
	2022	2021	2020
	USD ’000	USD ’000	USD ’000
Interest income	20,381	14,049	12,169
Dividends from equities at FVTOCI	144	78	128
Dividends from equities at FVTPL	571	705	562

Realized gains and losses on investments

Realized loss on sale of bonds at FVTOCI	(619)	(88)	(411)
Realized (loss) gain on sale of FVTPL equities and mutual funds	(86)	396	1,599

Unrealized gains and losses on investments
Unrealized (loss) gain on revaluation of financial assets at FVTPL	(2,950)	3,089	(241)

Gains and losses from investments in properties

Realized loss on sale of investment properties	(107)	(8)	(213)
Fair value loss on investment properties (see note 12)	(574)	(1,300)	(2,007)
Rental income	156	163	190

Impairment and expected credit losses on investments
Reversal (charge) of expected credit loss on financial assets at FVOCI	138	(114)	(135)
Expected credit loss on financial assets at amortized cost	(166)	(66)	(129)

Investments custodian fees and other investments expenses	(524)	(870)	(1,545)
	16,364	16,034	9,967